Earnings (Loss) Per Share - Additional Information (Details) - Class A - shares shares in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Share-based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.2	0.2
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.2	0.1